Shareholders’ Equity (Details) $ / shares in Units, RM in Millions							3 Months Ended	9 Months Ended	12 Months Ended
		May 22, 2025 USD ($) $ / shares shares	Nov. 01, 2024 USD ($) shares	Nov. 01, 2024 MYR (RM) shares	Mar. 14, 2024	Dec. 20, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars) | $								$ 50,000	$ 50,000
Ordinary shares, shares authorized	[1]							8,333,333	8,333,333
Preferred shares, authorized									1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.006	$ 0.0001	$ 0.0001
Exchange ratio					55.1				55.1
Ordinary share, shares issued	[1]							2,467,337	2,445,647
Ordinary share, shares outstanding	[1]							2,467,337	2,445,647
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]							$ 0.006	$ 0.006
Common stock voting rights								one	one
Gross proceeds			$ 1,000,000	RM 4.4
Agreed share price (in Dollars per share) | $ / shares		$ 10
Due issued amount (in Dollars) | $							$ 2,500,000		$ 2,500,000
PIPE Investment Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Pre-transaction shares						4,530
PIPE Investment Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Number of shares exchanged						250,000
Business Combination [Member]
Shareholders’ Equity [Line Items]
Number of shares exchanged						4,167
Shares exchaged value (in Dollars) | $						$ 2,500,000
Business combination exchanged value (in Dollars) | $						$ 2,500,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized								8,333,333	479,000,000	479,000,000
Ordinary share, shares issued		3,375	10,885	10,885				2,467,337	146,738,806	137,750,000	[2]
Ordinary share, shares outstanding								2,467,337	146,738,806	137,750,000	[2]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.0001	$ 0.0001
Due issued amount (in Dollars) | $		$ 2,025,000
Class A Ordinary Shares [Member] | Scenario, Adjustment [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.006	$ 0.006
Class A Ordinary Shares [Member] | Joseph Rallo [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares issued		5,377
Class A Ordinary Shares [Member] | D. Boral Capital LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares issued		5,377
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized									20,000,000	20,000,000
Ordinary share, shares issued
Ordinary share, shares outstanding
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.0001	$ 0.0001
Previously Reported [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares issued									2,445,647
Ordinary share, shares outstanding									2,445,647
Previously Reported [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares issued									146,738,806
Ordinary share, shares outstanding									146,738,806

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[2]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4.